Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001720671
Document Type	8-K/A
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	HashiCorp, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41121
Entity Tax Identification Number	32-0410665
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	301-3250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000015 per share
Trading Symbol	HCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by HashiCorp, Inc. (the “Company”) to amend the Current Report on Form 8-K filed by the Company on August 8, 2024 (the “Original Form 8-K”) to confirm that the Company’s Board of Directors (the “Board”) has appointed Werner Schwock as the Company’s Interim Chief Financial Officer. This Amendment does not amend, modify or supplement the Original Form 8-K in any other respect.